EQUITY - Components of Common Shares - CAD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement of changes in equity [abstract]
Capital stock, no par value and fully paid			$ 402,897
Issued capital	$ 16	$ 16
Additional paid-in capital	312,132	312,132
Capital Stock and additional paid-in capital, total	$ 312,148	$ 312,148	$ 402,897